Finance Income and Finance Costs - Summary of Finance Income (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Finance Income And Finance Costs [Abstract]
Interest income				$ 7,123	$ 38,327
Other finance income					787,418
Finance income	$ 2,956	$ 1,440	$ 10,299	$ 7,123	$ 825,745